Non-controlling Interests (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Capital stock	$ 4,907,765	$ 4,978,126
Additional paid-in-capital	15,889,819	15,889,819
Legal reserve	2,139,007	2,139,007
Retained earnings from prior years	78,510,909	74,983,656
Accumulated other comprehensive income (loss):
Carrying value of the non-controlling interest	15,013,771	13,995,150
Aggregate amount of dividends paid	2,345,430	1,581,809	$ 1,644,609
Non-controlling Interests
EQUITY
Capital stock	1,157,533	1,166,114
Additional paid-in-capital	3,001,681	3,010,618
Legal reserve	164,849	166,694
Retained earnings from prior years	8,921,574	7,415,129
Net income for the year	1,605,856	2,053,026
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation	167,109	189,401
Remeasurement of post-employment benefit obligations on defined benefit plans	(4,831)	(5,832)
Carrying value of the non-controlling interest	15,013,771	13,995,150
Aggregate amount of dividends paid	1,276,562	497,617	560,417
Non-controlling Interests | Sky
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid	3,000,000	1,000,000	1,000,000
Dividends paid to non controlling interest	$ 1,240,002	413,334	413,334
Non-controlling Interests | Radiopolis
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid		90,000	194,000
Dividends paid to non controlling interest		$ 45,000	$ 97,000